Investment Objectives and Goals - Defiance Daily Target 2X Long VAVX ETF	May 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG VAVX ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of the VanEck Avalanche ETF (Nasdaq: VAVX). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.